SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 59,077	$ 34,748
Milestone revenue
Disaggregation of Revenue [Line Items]
Total revenues	33,871	10,164
Service revenue
Disaggregation of Revenue [Line Items]
Total revenues	18,784	20,084
License fees
Disaggregation of Revenue [Line Items]
Total revenues	5,055	4,500
Royalty revenue
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,367	$ 0